UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
  (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
 (Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  June 30, 2017

Item 1. Reports to Stockholders.

June 30, 2017

Semi-Annual Report

THE MERGER FUND VL

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	100.0%	Cash & Stock	37.2%
Financial	0.0%	Cash	36.2%
		Stock and Stub(1)	18.7%
By Deal Type		Stock with Fixed Exchange Ratio	5.0%
Friendly	100.0%	Undetermined(2)	2.8%
Hostile	0.0%	Stock with Flexible Exchange Ratio (Collar)	0.1%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2017.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund VL (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2017.  Data expressed excludes short-term investments, short investments, written options, forward currency exchange contracts and short total return swap contracts.  Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2017 (Unaudited)

As a shareholder of The Merger Fund VL (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.  The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.  In addition, charges and expenses at the insurance company separate account level are not reflected.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2017 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/17 —
	6/30/17	1/1/17	6/30/17	6/30/17(1)
Actual Expenses(2)(3)	1.73%	$1,000.00	$1,021.80	$8.66
Hypothetical Example
for Comparison Purposes
(5% return before
expenses)(3)	1.73%	$1,000.00	$1,016.23	$8.63

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)	Based on the actual returns of 2.18% for the six month-period ended June 30, 2017.
(3)
Excluding dividends and interest on short positions and borrowing expense on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $7.02 and $7.00, respectively.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 99.51%
COMMON STOCKS — 64.92%
AEROSPACE & DEFENSE — 0.28%
DigitalGlobe, Inc. (a)	2,672	$88,977
ALTERNATIVE CARRIERS — 3.30%
Level 3 Communications, Inc. (a)(e)	17,850	1,058,505
APPLICATION SOFTWARE — 3.55%
Mobileye NV (a)(b)	18,115	1,137,622
ASSET MANAGEMENT & CUSTODY BANKS — 1.65%
Fortress Investment Group LLC Class A	66,202	528,954
BIOTECHNOLOGY — 0.00%
Mersana Therapeutics, Inc. (a)	4	56
BROADCASTING — 0.01%
iHeartMedia, Inc. (a)	1,100	1,815
COMMODITY CHEMICALS — 0.57%
Valvoline, Inc.	7,708	182,841
DATA PROCESSING & OUTSOURCED SERVICES — 0.54%
MoneyGram International, Inc. (a)	10,095	174,139
DIVERSIFIED CHEMICALS — 5.26%
The Dow Chemical Company	26	1,640
E. I. du Pont de Nemours and Company	10,788	870,699
Huntsman Corporation	31,500	813,960
		1,686,299
DRUG RETAIL — 0.18%
Rite Aid Corporation (a)	19,684	58,068
FERTILIZERS & AGRICULTURAL CHEMICALS — 1.00%
Monsanto Company	2,700	319,572
FOOD RETAIL — 0.13%
Whole Foods Market, Inc.	957	40,299
HEALTH CARE EQUIPMENT — 4.98%
C.R. Bard, Inc. (e)	5,053	1,597,304
HEALTH CARE FACILITIES — 1.28%
VCA, Inc. (a)	4,460	411,703
HEALTH CARE SUPPLIES — 1.76%
Alere, Inc. (a)	11,263	565,290
HOUSEWARES & SPECIALTIES — 3.15%
Jarden Corporation (a)(d)(g)(j)	16,060	1,009,851

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 0.27%
Forum Merger Corporation (a)	3,094	$31,528
Modern Media Acquisition Corporation (a)	5,284	54,214
		85,742
MOVIES & ENTERTAINMENT — 7.21%
Time Warner, Inc. (e)	23,017	2,311,137
MULTI-LINE INSURANCE — 2.48%
American International Group, Inc. (e)	12,700	794,004
OIL & GAS EQUIPMENT & SERVICES — 2.04%
Baker Hughes, Inc. (e)	11,994	653,793
OIL & GAS EXPLORATION & PRODUCTION — 1.07%
Rice Energy, Inc. (a)	12,928	344,273
OIL & GAS REFINING & MARKETING — 0.02%
Showa Shell Sekiyu K.K. (b)	649	6,012
OIL & GAS STORAGE & TRANSPORTATION — 3.38%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	16,892	434,564
ONEOK Partners LP	5,448	278,229
Veresen, Inc. (b)	3,470	49,075
VTTI Energy Partners LP (b)	16,335	320,983
		1,082,851
PAPER PACKAGING — 1.30%
Sealed Air Corporation	9,300	416,268
REGIONAL BANKS — 0.07%
Stonegate Bank	475	21,936
REITs — 0.98%
Care Capital Properties, Inc.	92	2,456
FelCor Lodging Trust, Inc.	27,003	194,692
Starwood Property Trust, Inc. (e)	5,172	115,801
		312,949
SEMICONDUCTORS — 7.49%
NXP Semiconductors NV (a)(b)(e)	21,934	2,400,676
SPECIALTY CHEMICALS — 1.40%
Ashland Global Holdings, Inc. (e)	6,800	448,188
TECHNOLOGY HARDWARE,
STORAGE & PERIPHERALS — 2.44%
Hewlett Packard Enterprise Company	47,200	783,048
TOBACCO — 6.98%
Reynolds American, Inc. (e)	34,375	2,235,750

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
TRUCKING — 0.15%
Swift Transportation Company (a)	1,874	$49,661
TOTAL COMMON STOCKS (Cost $20,144,888)		20,807,583

CLOSED-END FUNDS — 7.89%
Altaba, Inc.(a)(e)	46,391	2,527,382
TOTAL CLOSED-END FUNDS (Cost $2,210,403)		2,527,382

CONTINGENT VALUE RIGHTS — 0.06% (a)(g)
Casa Ley, S.A. de C.V.	7,030	3,410
Media General, Inc.	8,397	17,004
Property Development Centers LLC	7,030	105
TOTAL CONTINGENT VALUE RIGHTS (Cost $4,094)		20,519

	Principal
	Amount
BANK LOANS — 0.53% (f)
Bass Pro Group LLC
6.274%, 12/16/2023 (k)	$174,000	169,367
TOTAL BANK LOANS (Cost $172,912)		169,367

CORPORATE BONDS — 6.18% (f)
Alere, Inc.
6.500%, 6/15/2020	193,000	196,619
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022	69,000	75,037
CST Brands, Inc.
5.000%, 5/1/2023	51,000	53,815
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	18,249	23,724
FairPoint Communications, Inc.
8.750%, 8/15/2019 (i)	146,000	150,176
IASIS Healthcare LLC
8.375%, 5/15/2019	246,000	247,353
Level 3 Financing, Inc.
4.939%, 1/15/2018 (k)	130,000	130,611
Lloyds Bank plc
6.850%, 7/17/2027 (b)(k)	216,000	219,560
Rice Energy, Inc.
6.250%, 5/1/2022	225,000	235,406

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Principal
	Amount	Value
Rite Aid Corporation
6.125%, 4/1/2023 (i)	$43,000	$42,462
Terraform Global Operating, LLC
9.750%, 8/15/2022 (i)	245,000	275,625
Tribune Media Company
5.875%, 7/15/2022	22,000	23,155
West Corporation
5.375%, 7/15/2022 (i)	302,000	305,775
TOTAL CORPORATE BONDS (Cost $1,984,702)		1,979,318

	Contracts
	(100 shares
	per contract)
PURCHASED CALL OPTIONS — 0.01%
Mead Johnson Nutrition Company
Expiration: January 2019, Exercise Price: $90.00 (f)	5	—
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $248.00	27	1,782
		1,782
PURCHASED PUT OPTIONS — 0.18%
American International Group, Inc.
Expiration: August 2017, Exercise Price: $55.00	83	1,411
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $105.00 (l)	28	1,050
Expiration: October 2017, Exercise Price: $55.00	36	2,070
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	172	23,736
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $52.50	114	5,586
Expiration: August 2017, Exercise Price: $45.00	5	70
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $52.50	38	1,064
Expiration: September 2017, Exercise Price: $57.50	1	66
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $72.50	29	319
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $15.00	248	2,480
Expiration: August 2017, Exercise Price: $16.00	198	4,950

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
Huntsman Corporation
Expiration: August 2017, Exercise Price: $17.00	34	$85
Expiration: August 2017, Exercise Price: $20.00	152	760
Expiration: August 2017, Exercise Price: $21.00	156	1,170
MetLife, Inc.
Expiration: August 2017, Exercise Price: $50.00	14	630
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $38.00	93	233
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $239.50	23	2,875
Expiration: July 2017, Exercise Price: $242.00	31	6,200
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $86.00	9	4,590
		59,345
TOTAL PURCHASED OPTIONS (Cost $85,337)		61,127

	Principal
	Amount
ESCROW NOTES — 0.04%
AMR Corporation (a)(d)(g)	$7,668	11,885
TOTAL ESCROW NOTES (Cost $4,196)		11,885

	Shares
SHORT-TERM INVESTMENTS — 19.70% (c)
First American Government Obligations Fund,
Institutional Share Class, 0.84%	1,128,402	1,128,403
The Government & Agency Portfolio,
Institutional Share Class, 0.89%	1,568,000	1,568,000
JPMorgan Prime Money Market Fund,
Institutional Share Class, 1.20%	479,856	480,045
JPMorgan U.S. Government Money Market Fund,
Institutional Share Class, 0.88%	1,568,000	1,568,000
Morgan Stanley Institutional Liquidity Funds —
Government Portfolio, Institutional Share Class, 0.84%	1,568,000	1,568,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,312,448)		6,312,448
TOTAL LONG INVESTMENTS
(Cost $30,918,980) — 99.51%		31,889,629

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
SHORT INVESTMENTS — (13.67)%
COMMON STOCKS — (13.67)%
AEROSPACE & DEFENSE — (0.14)%
MacDonald, Dettwiler and Associates Ltd. (b)(f)	(837)	$(43,357)
AIRLINES — (0.06)%
American Airlines Group, Inc.	(402)	(20,229)
HEALTH CARE EQUIPMENT — (1.56)%
Becton, Dickinson and Company	(2,567)	(500,847)
INTEGRATED TELECOMMUNICATION SERVICES — (1.76)%
AT&T, Inc.	(4,637)	(174,954)
CenturyLink, Inc.	(16,256)	(388,193)
		(563,147)
INTERNET SOFTWARE & SERVICES — (7.05)%
Alibaba Group Holding Ltd. — ADR	(16,029)	(2,258,486)
OIL & GAS EXPLORATION & PRODUCTION — (0.87)%
EQT Corporation	(4,783)	(280,236)
OIL & GAS REFINING & MARKETING — (0.04)%
Idemitsu Kosan Company Ltd. (b)	(405)	(11,487)
OIL & GAS STORAGE & TRANSPORTATION — (0.99)%
ONEOK, Inc.	(5,365)	(279,838)
Pembina Pipeline Corporation (b)	(1,100)	(36,432)
		(316,270)
REGIONAL BANKS — (0.02)%
Home BancShares, Inc.	(314)	(7,819)
REITs — (0.61)%
RLJ Lodging Trust	(9,776)	(194,249)
Sabra Health Care REIT, Inc.	(104)	(2,506)
		(196,755)
TOBACCO — (0.41)%
British American Tobacco plc — ADR	(1,916)	(131,323)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
TRUCKING — (0.16)%
Knight Transportation, Inc.	(1,349)	$(49,980)
TOTAL COMMON STOCKS
(Proceeds $3,627,779)		(4,379,936)
TOTAL SHORT INVESTMENTS
(Proceeds $3,627,779) — (13.67)%		(4,379,936)
TOTAL NET INVESTMENTS
(Cost $27,291,201) — 85.84%		27,509,693
OTHER ASSETS IN EXCESS OF LIABILITIES — 14.16%		4,538,853
TOTAL NET ASSETS — 100.00%		$32,048,546

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2017, these securities represent 2.42% of total net assets.

(j)	Restricted security. Please see Note 2 in the Notes to the Financial Statements for more information. As of June 30, 2017, these securities represent 4.51% of total net assets.
(k)	The coupon rate shown on variable rate securities represents the rates as of June 30, 2017.
(l)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: July 2017, Exercise Price: $62.50	34	$2,924
Expiration: August 2017, Exercise Price: $62.50	93	15,996
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $120.00 (a)	28	32,340
Expiration: October 2017, Exercise Price: $65.00	40	15,600
AT&T, Inc.
Expiration: October 2017, Exercise Price: $41.00	243	4,131
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $57.50	114	2,508
Expiration: August 2017, Exercise Price: $52.50	5	1,530
CenturyLink, Inc.
Expiration: July 2017, Exercise Price: $24.00	68	3,740
Expiration: September 2017, Exercise Price: $24.00	28	2,940
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $60.00	38	16,910
Expiration: September 2017, Exercise Price: $65.00	2	300
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $77.50	8	3,120
Expiration: July 2017, Exercise Price: $80.00	21	3,675
Expiration: September 2017, Exercise Price: $82.50	9	1,755
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $18.00	462	3,465
Huntsman Corporation
Expiration: August 2017, Exercise Price: $23.00	125	40,000
Expiration: August 2017, Exercise Price: $24.00	190	44,650
Monsanto Company
Expiration: July 2017, Exercise Price: $115.00	27	9,990
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $42.00	93	27,202
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $242.00	27	9,369
Whole Foods Market, Inc.
Expiration: August 2017, Exercise Price: $42.00	10	450
		242,595

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
PUT OPTIONS WRITTEN
MetLife, Inc.
Expiration: August 2017, Exercise Price: $52.50	15	$1,440
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $234.00	24	1,224
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $78.00	9	1,359
		4,023
TOTAL OPTIONS WRITTEN
(Premiums received $333,848)		$246,618

ETF – Exchange-Traded Fund
(a)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2017 (Unaudited)

			USD Value at			USD Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)**
8/15/17	404,104	CAD	$311,874	301,902	USD	$301,902	$(9,972)
8/15/17	210,452	USD	210,452	278,262	CAD	214,753	4,301
8/24/17	57,422	CAD	44,322	43,591	USD	43,591	(731)
7/27/17	72,584	EUR	83,027	79,298	USD	79,298	(3,729)
12/20/17	1,218,628	GBP	1,595,667	1,529,287	USD	1,529,287	(66,380)
12/20/17	34,961	USD	34,961	26,778	GBP	35,063	102
12/27/17	42,484	GBP	55,640	54,146	USD	54,146	(1,494)
			$2,335,943			$2,258,040	$(77,903)

CAD – Canadian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2017 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
4/21/18	Allied World Assurance
	Company Holdings AG	10,207	$539,957	$(249)	BAML
6/21/18	Booker Group plc	93,992	218,519	9,363	JPM
4/27/18	Christian Dior SE	422	116,154	4,427	JPM
6/16/18	Idorsia Ltd.	293	—	5,531	JPM
5/10/18	Luxottica Group S.p.A	31	1,807	(15)	JPM
4/21/18	Reynolds American, Inc.	1,613	102,571	2,293	BAML
12/12/17	Sky plc	110,870	1,362,605	71,786	JPM
4/21/18	VCA, Inc.	1,718	157,300	1,218	BAML
6/21/18	Veresen, Inc.	8,034	110,770	2,838	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
4/21/18	British American
	Tobacco plc (a)	(3,592)	(238,589)	(6,408)	BAML
1/18/18	British American
	Tobacco plc (a)	(12,586)	(761,807)	(96,512)	JPM
4/21/18	British American
	Tobacco plc — ADR	(848)	(56,477)	(1,689)	BAML
5/10/18	Essilor International SA	(14)	(1,823)	42	JPM
4/21/18	Fairfax Financial Holdings Ltd.	(591)	(260,873)	4,794	BAML
4/27/18	Hermes International	(80)	(38,469)	(1,049)	JPM
6/21/18	Pembina Pipeline
	Corporation	(2,548)	(82,248)	(2,137)	BAML
6/21/18	Tesco plc	(80,897)	(171,963)	(5,881)	JPM
				$(11,648)

ADR – American Depository Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

ASSETS:
Investments, at value (Cost $30,918,980)		$31,889,629
Cash held in foreign currency (Cost $95,860)		97,696
Receivable from brokers		3,627,779
Deposits at brokers		1,598,778
Receivable for swap contracts		660
Receivable for investments sold		189,338
Dividends and interest receivable		91,963
Prepaid expenses and other receivables		1,998
Receivable for fund shares issued		1,940
Total Assets		37,499,781

LIABILITIES:
Securities sold short, at value (Proceeds of $3,627,779)	$4,379,936
Written option contracts, at value
(Premiums received $333,848)	246,618
Payable for forward currency exchange contracts	77,903
Payable for swap contracts	12,308
Payable for investments purchased	650,252
Accrued expenses and other liabilities	64,140
Payable to the investment adviser	11,644
Dividends and interest payable	7,092
Payable for fund shares redeemed	1,342
Total Liabilities		5,451,235
NET ASSETS		$32,048,546

NET ASSETS CONSISTS OF:
Accumulated undistributed net investment loss		$(2,991)
Accumulated net realized loss investments,
securities sold short, written option contracts
expired or closed, forward currency exchange contracts,
swap contracts, and foreign currency transaction		(233,022)
Net unrealized appreciation (depreciation) on:
Investments	970,649
Securities sold short	(752,157)
Written option contracts	87,230
Forward currency exchange contracts	(77,903)
Swap contracts	(11,648)
Foreign currency transaction	1,836
Net unrealized appreciation		218,007
Paid-in capital		32,066,552
Total Net Assets		$32,048,546

NET ASSET VALUE and offering price per share*
($32,048,546 / 2,978,997 shares of
beneficial interest outstanding)		$10.76

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest		$62,375
Dividend income on long positions
(net of foreign withholding taxes of $2,494)		165,577
Total investment income		227,952
EXPENSES:
Investment advisory fees	$194,992
Professional fees	44,140
Transfer agent and shareholder servicing agent fees	41,048
Fund accounting expenses	19,227
Administration fees	13,985
Reports to shareholders	6,257
Custody fees	4,915
Miscellaneous expenses	3,842
Trustees’ fees and expenses	3,071
Compliance fees	1,023
Dividends and interest on securities sold short	39,853
Borrowing expenses on securities sold short	11,132
Total expenses before expense reimbursement by adviser		383,485
Less: Expense reimbursed by adviser (Note 3)		(114,110)
Net expenses		269,375
NET INVESTMENT LOSS		(41,423)
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	999,157
Securities sold short	(384,103)
Written option contracts expired or closed	161,259
Forward currency exchange contracts	1,335
Swap contracts	(12,372)
Foreign currency transaction	(11)
Net realized gain		765,265
Change in unrealized appreciation (depreciation) on:
Investments	325,507
Securities sold short	(474,442)
Written option contracts	113,243
Forward currency exchange contracts	(86,307)
Swap contracts	63,755
Foreign currency transaction	1,841
Net change in unrealized depreciation		(56,403)
NET REALIZED AND CHANGE IN UNREALIZED
GAIN ON INVESTMENTS		708,862
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$667,439

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	(Unaudited)

Net investment loss	$(41,423)	$(203,028)
Net realized gain on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts, and
foreign currency transaction	765,265	203,137
Net change in unrealized appreciation
(depreciation) on investments, securities sold short,
written option contracts, forward currency
exchange contracts, swap contracts, and
foreign currency transaction	(56,403)	725,303
Net increase in net assets
resulting from operations	667,439	725,412

Distributions to shareholders from: (Note 5)
Net investment income	—	(228,542)
Net realized gains	—	(353,285)
Total dividends and distributions	—	(581,827)
Net decrease in net assets from
capital share transactions (Note 4)	(454,373)	(1,460,822)
Net increase (decrease) in net assets	213,066	(1,317,237)

NET ASSETS:
Beginning of period	31,835,480	33,152,717
End of period (including accumulated
undistributed net investment income (loss) of
$(2,991) and $38,432, respectively)	$32,048,546	$31,835,480

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$10.53		$10.47	$10.87	$10.92	$10.54	$10.44
Income from
investment operations:
Net investment
income (loss)(1)	(0.01)		(0.07)	(0.05)	0.26	0.02	(0.04)
Net realized and
unrealized gain (loss)
on investments	0.24		0.33	(0.05)	(0.11)	0.39	0.30
Total from investment
operations	0.23		0.26	(0.10)	0.15	0.41	0.26
Less distributions:
From net
investment income	—		(0.08)	(0.23)	(0.14)	(0.03)	—
From net
realized gains	—		(0.12)	(0.07)	(0.06)	—	(0.16)
Total dividends
and distributions	—		(0.20)	(0.30)	(0.20)	(0.03)	(0.16)
Net Asset Value,
end of period	$10.76		$10.53	$10.47	$10.87	$10.92	$10.54
Total Return	2.18	%(3)	2.44%	(0.90)%	1.37%	3.88%	2.52%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Supplemental data and ratios:
Net assets,
end of period (000’s)	$32,049		$31,835	$33,153	$22,854	$19,078	$14,384
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	2.46	%(2)	2.75%	2.57%	2.80%	2.96%	3.06%
After expense
reimbursement	1.73	%(2)	1.99%	1.79%	1.74%	1.65%	1.92%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net asset	0.33	%(2)	0.59%	0.39%	0.34%	0.25%	0.52%
Ratio of expenses to
average net assets
excluding dividends and interest
on short positions and
borrowing expense on
securities sold short (after
expense reimbursement)	1.40	%(2)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to
average net assets	(0.27	)%(2)	(0.66)%	(0.49)%	2.39%	0.16%	(0.43)%
Portfolio turnover rate(4)	99	%(3)	202%	167%	154%	196%	269%

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Annualized.
(3)	Not annualized.
(4)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2017, 99.2% of the shares outstanding of the Fund were owned by five insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Equity securities that trade on an exchange will typically be valued based on the last reported sale price.  Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the “Board” or “Trustees”). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value (“NAV”) per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value  pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2017. These assets and liabilities are measured on a recurring basis.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$19,363,168	$—	$1,444,415	$20,807,583
Closed-End Funds	2,527,382	—	—	2,527,382
Contingent Value Rights	—	—	20,519	20,519
Bank Loans	—	169,367	—	169,367
Corporate Bonds	—	1,979,318	—	1,979,318
Purchased Option Contracts	61,127	—	—	61,127
Escrow Notes	—	—	11,885	11,885
Short-Term Investments	6,312,448	—	—	6,312,448
Swap Contracts**	—	660	—	660
Total	$28,264,125	$2,149,345	$1,476,819	$31,890,289

Liabilities
Short Common Stock*	$4,336,579	$43,357	$—	$4,379,936
Written Option Contracts	246,618	—	—	246,618
Forward Currency
Exchange Contracts**	—	77,903	—	77,903
Swap Contracts**	—	12,308	—	12,308
Total	$4,583,197	$133,568	$—	$4,716,765

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2017, the value of these securities was $1,476,819. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers between levels during the period.  Transfers are recorded at the end of the reporting period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common	Contingent	Escrow	Total
Description	Stock	Value Rights	Notes	Investment
Balance as of December 31, 2016	$1,442,745	$3,656	$10,352	$1,456,753
Purchases on Investments	—	4,094	—	4,094
(Sales) of Investments	—	—	—	—
Realized Gain (Loss)	—	(844)	—	(844)
Transfers Into Level 3	—	—	—	—
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Appreciation	1,670	13,613	1,533	16,816
Balance as of June 30, 2017	$1,444,415	$20,519	$11,885	$1,476,819

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at June 30, 2017 totals $16,816.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2017 are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2017	Technique	Input
Common Stock	$1,009,851	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
			Cash Flow Projections

Common Stock	$434,564	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
			Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services.  At June 30, 2017, the value of these investments was $32,404.  The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

B.	Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2017, open Federal and New York tax years include the tax years ended December 31, 2013 through December 31, 2016. The Fund has no tax examination in progress.

C.	Transactions with Brokers
The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Fund may maintain cash deposits at brokers beyond the receivables for short sales. The Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.	Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.	Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
F.	Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description.  Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.	Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2017, the Fund used forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description.  A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
H.	Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2017, the Fund entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).  Refer to Note 2 A. for a pricing description.

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Fund’s counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
underlying securities. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.	Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities and on the Statement of Operations.

L.	Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.	Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2017, expenses include $11,132 of borrowing expenses on securities sold short.

O.	Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.  Written and purchased options sold on an exchange expose the Fund to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.	The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Fund’s counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statement of Assets

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2017, the Fund’s monthly average quantities and premium/notional values are described below:

	Monthly Average	Monthly Average
	Quantity	Premium/Notional Value*
Purchased Option Contracts	1,157	$91,318
Written Option Contracts	1,374	$301,337
Forward Currency Exchange Contracts	3	$1,552,496
Long Total Return Swap Contracts	135,716	$2,859,456
Short Total Return Swap Contracts	29,548	$1,123,145

*	Purchased and written options present monthly average premiums and forward currency exchange contracts and total return swaps present monthly average notional value.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2017:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$61,127
Swap Contracts	Receivables	660
Total		$61,787

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$246,618
Swap Contracts	Payables	12,308
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	77,903
Total		$336,829

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2017:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(185,441)	$161,259	$—	$(12,372)	$(36,554)
Foreign Exchange
Contracts	—	—	1,335	—	1,335
Total	$(185,441)	$161,259	$1,335	$(12,372)	$35,219

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(10,786)	$113,243	$—	$63,755	$166,212
Foreign Exchange
Contracts	—	—	(86,307)	—	(86,307)
Total	$(10,786)	$113,243	$(86,307)	$63,755	$79,905

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to either reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund so that the total Annual Fund

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 3 — AGREEMENTS (continued)
Operating Expenses do not exceed 1.40% of the Fund’s average daily net assets until April 30, 2018 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2017, the Adviser reimbursed $114,110 of advisory fees to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/17	$229,465
12/31/18	$240,484
12/31/19	$234,695
12/31/20	$114,110

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Shares	Amount	Shares	Amount
Issued	207,966	$2,217,511	677,793	$7,142,483
Issued as reinvestment
of dividends	—	—	55,149	581,827
Redeemed	(251,610)	(2,671,884)	(875,820)	(9,185,132)
Net Decrease	(43,644)	$(454,373)	(142,878)	$(1,460,822)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
Purchases and sales of securities for the six months ended June 30, 2017 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) aggregated $25,486,249 and $25,117,058, respectively. There were no purchases or sales of long-term U.S. Government securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$34,716,340
Gross unrealized appreciation	1,117,122
Gross unrealized depreciation	(650,209)
Net unrealized appreciation	$466,913
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(1,152,358)
Total accumulated losses	$(685,445)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

Accumulated Net Realized Loss on
Accumulated	Investment, Securities Sold Short, Written
Undistributed	Option Contracts Expired or Closed,
Net Investment	Swap Contracts, Foreign Currency Translation
Income	and Forward Currency Exchange Contracts	Paid-in Capital
$458,359	$(352,668)	$(105,691)

The tax components of dividends paid during the six months ended June 30, 2017 and year ended December 31, 2016 were as follows:

	2017	2016
Ordinary Income	$—	$509,841
Long-Term Capital Gains	—	71,986
Total Distributions Paid	$—	$581,827

The Fund designated as long term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2016. As of December 31, 2016, the Fund had post-October losses deferred, on a tax basis of $28,567. As of December 31, 2016, the Fund had no short term capital loss carryover and $784,804 of long term capital loss carryover.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS
The premium amount and the number of written option contracts during the six months ended June 30, 2017 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2016	1,621	$413,231
Options written	3,613	950,261
Options closed	(2,517)	(805,049)
Options exercised	(809)	(177,383)
Options expired	(195)	(47,212)
Options outstanding at June 30, 2017	1,713	$333,848

Note 7 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)
		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange
Contracts**	$4,403	$4,403	$—	$—	$—	$—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	11,143	10,483	660	—	—	660
Swap Contracts —
JPMorgan Chase
& Co., Inc.	91,149	91,149	—	—	—	—
	$106,695	$106,035	$660	$—	$—	$660

Liabilities:
Description
Written Option
Contracts**	$246,618	$—	$246,618	$—	$246,618	$—
Forward Currency
Exchange
Contracts**	82,306	4,403	77,903	—	77,903	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	10,483	10,483	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	103,457	91,149	12,308	—	12,308	—
	$442,864	$106,035	$336,829	$—	$336,829	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Fund as of June 30, 2017.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 8 — ACCOUNTING PRONOUNCEMENTS
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 9 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2017 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2016 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2016 was 56.71% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2016 was 55.17% for the Fund.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    9/1/2017

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date    9/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    9/1/2017

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date    9/1/2017

* Print the name and title of each signing officer under his or her signature.